COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,929
2018	740
2019	582
2020	334
2021	13
Total	3,598
Rent expense	$ 3,900	$ 3,409	$ 3,257